Real Estate Assets (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Real Estate Properties [Table Text Block]

The following tables represent information regarding the MF Properties owned by the Partnership as of December 31, 2015 and 2014:

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2015
Arboretum	Omaha, NE	145	$1,755,147	$19,317,284	$21,072,431
Eagle Village	Evansville, IN	511	567,880	12,594,935	13,162,815
Northern View (f/k/a Meadowview)	Highland Heights, KY	270	688,539	8,062,973	8,751,512
Residences of DeCordova	Granbury, TX	110	1,137,832	8,065,977	9,203,809
Residences of Weatherford	Weatherford, TX	76	1,942,229	5,738,697	7,680,926
Suites on Paseo	San Diego, CA	394	3,162,463	38,216,364	41,378,827
The 50/50 MF Property	Lincoln, NE	475	-	32,910,424	32,910,424
Woodland Park	Topeka, KS	236	1,265,160	14,247,045	15,512,205
					$149,672,949
Less accumulated depreciation (depreciation expense of approximately $5.9 million in 2015)					(16,023,814)
Balance at December 31, 2015					$133,649,135

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2014
Arboretum	Omaha, NE	145	$1,748,502	$19,216,623	$20,965,125
Eagle Village	Evansville, IN	511	567,880	12,472,151	13,040,031
Glynn Place	Brunswick, GA	128	743,996	4,995,658	5,739,654
Northern View (f/k/a Meadowview)	Highland Heights, KY	224	688,539	5,479,342	6,167,881
Residences of DeCordova	Granbury, TX	110	1,137,832	8,007,390	9,145,222
Residences of Weatherford	Weatherford, TX	76	1,942,229	5,724,456	7,666,685
The 50/50 MF Property	Lincoln, NE	475	-	32,820,776	32,820,776
The Colonial	Omaha, NE	258	1,180,058	7,822,681	9,002,739
Woodland Park	Topeka, KS	236	1,265,160	14,167,096	15,432,256
					$119,980,369
Less accumulated depreciation (depreciation expense of approximately $4.8 million in 2014)					(14,108,154)
Balance at December 31, 2014					$105,872,215

Business Acquisition, Pro Forma Information [Table Text Block]

The table below shows the unaudited pro forma condensed consolidated results of operations of the Partnership as if the Suites on Paseo and Woodland Park  had been acquired at the beginning of the periods presented:

	For Year Ended December 31, 2015	For Year Ended December 31, 2014	For Year Ended December 31, 2013
Revenues	$67,523,956	$49,622,920	$49,336,339
Net income	$24,489,515	$9,012,034	$18,219,670
Net income allocated to unitholders	$24,244,620	$8,921,914	$18,037,473
Unitholder's interest in net income per unit (basic and diluted)	$0.40	$0.15	$0.42

Suites on Paseo [Member]
Schedule of Condensed Balance Sheet [Table Text Block]

A condensed balance sheet at the date of acquisition for the Suites on Paseo acquisition is below.

Suites on Paseo 9/1/2015 (Date of Acquisition)
Cash	$514,094
Restricted cash	187,715
In-place lease assets	1,227,770
Real estate assets	41,374,397
Other assets	259,633
Total assets	$43,563,609

Accounts payable, accrued expenses and other	$493,868
Net assets	43,069,741
Total liabilities and net assets	$43,563,609